Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Financial assets by category
Cash and cash equivalents	€ 517,923	€ 559,543	€ 320,239	€ 392,164
Total financial assets	589,109	729,787
Classified in the statement of financial position
Non-current assets	2,657	2,317
Current assets	586,452	727,470
Financial liabilities by category
Lease liabilities	107,986
Derivative liabilities	174,581	150,670
Total financial liabilities	1,110,093	1,103,991
Classified in the statement of financial position
Non-current liabilities	357,312	365,080
Current liabilities	752,781	738,911
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	449,562	458,207
Royalty funding liabilities	303,347	305,379
Lease liabilities	94,363	93,030
Trade payables and accrued expenses	84,370	96,394
Other liabilities (excluding indirect tax, and employee related payables)	3,870	311
Financial liabilities measured at amortized cost	935,512	953,321
Total financial liabilities	935,512
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	174,581	150,670
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	66,685	166,280
Other receivables (excluding indirect tax receivables)	4,501	3,964
Cash and cash equivalents	517,923	559,543
Financial assets measured at amortized cost	€ 589,109	€ 729,787